Net Loss per Share - Basic (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss attributable to common stockholders	$ (190,993)	$ (26,990)	$ (241,340)	$ (32,743)	$ (26,823)
Class A common stock
Numerator:
Net loss attributable to common stockholders	$ (43)	$ (26,990)	$ (5,824)	$ (32,743)	$ (26,823)
Weighted average shares outstanding used in computing allocation of net loss attributable to common stockholders	1	1	1	1	1
Denominator:
Weighted average shares outstanding, basic (in shares)	1	1	1	1	1
Basic net loss per share (in dollars per share)	$ (43,000)	$ (26,990,000)	$ (5,824,000)	$ (32,743,000)	$ (26,823,000)
Class B common stock
Numerator:
Net loss attributable to common stockholders	$ (190,950)	$ 0	$ (235,516)	$ 0	$ 0
Weighted average shares outstanding used in computing allocation of net loss attributable to common stockholders	4,439	0	40	0	0
Denominator:
Weighted average shares outstanding, basic (in shares)	443,864	0	4,044	0	0
Basic net loss per share (in dollars per share)	$ 0	$ 0	$ (58,000)	$ 0	$ 0